Regulatory Assets and Liabilities (Narrative) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Public Utilities, General Disclosures [Line Items]
Regulatory assets past expenditures not earning return		$ 390
Regulatory assets		$ 2,480	$ 2,473
Period for which expenditures are expected to be recovered		2 years
PJM transmission rates
Public Utilities, General Disclosures [Line Items]
Regulatory assets	[1]	$ 222	192
Virginia Electric and Power Company
Public Utilities, General Disclosures [Line Items]
Regulatory assets past expenditures not earning return		273
Regulatory assets		810	770
Virginia Electric and Power Company | PJM transmission rates
Public Utilities, General Disclosures [Line Items]
Regulatory assets	[1]	222	192
Dominion Energy Gas Holdings, LLC
Public Utilities, General Disclosures [Line Items]
Regulatory assets past expenditures not earning return		11
Regulatory assets		$ 511	$ 577

[1]	Reflects amount related to the PJM transmission cost allocation matter. See Note 13 for more information.